SUMMARY OF NON-EMPLOYEE OPTION ACTIVITY (Details) - Non-Employee [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of Options, Beginning balance	615,000	475,000
Weighted Average Exercise Price, Beginning balance	$ 2.59	$ 1.90
Weighted Average Remaining Contractual Term (in Years), Beginning	3 years 1 month 6 days	3 years 7 months 9 days	4 years 4 months 28 days
Intrinsic Value, Beginning balance	$ 1,480,457	$ 288,788
Number of Options, Granted		140,000
Weighted Average Exercise Price, Granted		$ 5.00
Intrinsic Value, Granted
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Intrinsic Value, Exercised
Number of Options, Forfeited	(25,833)
Weighted Average Exercise Price, Forfeited	$ 3.92
Intrinsic Value, Forfeited
Number of Options, Expired
Weighted Average Exercise Price, Expired
Number of Options, Ending balance	589,167	615,000	475,000
Weighted Average Exercise Price, Ending balance	$ 2.53	$ 2.59	$ 1.90
Intrinsic Value, Ending balance	$ 1,747,194	$ 1,480,457	$ 288,788
Number of Options, Forfeited	25,833
Intrinsic Value, Expired